Document and Entity Information Document	Jun. 08, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jun. 08, 2022
Document Period End Date	Jun. 08, 2022
Amendment Flag	false
Entity Registrant Name	W&E Source Corp.
Entity Address, Address Line One	113 Barksdale Professional Center
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
Entity Incorporation, State Country Name	DE
City Area Code	302
Local Phone Number	722-6266
Entity File Number	000-52276
Entity Central Index Key	0001368275
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-0471083
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false